Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement

Set out below are categories of financial instruments and fair value measurements as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Financial assets at fair value
Cash and cash equivalents	€2,384,625	€620,531

Financial assets at amortized cost
Accounts receivable and other receivables	€2,926,132	€2,221,080
Amount due from related parties	€246,220	€1,601,273

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	€2,910,818	€2,043,559
Amount due to related parties	€1,792,045	€3,847,950
Lease liabilities	€36,325	€56,066
Bank loans	€4,369,949	€3,989,898
Debt bond	€865,882	€-